Components of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Carry forward tax losses	$ 81.5	$ 76.2
Employee stock based compensation	27.6	25.9
Deferred revenues	10.5	26.3
Other	39.1	41.2
Deferred tax assets before valuation allowance	158.7	169.6
Valuation allowance - mainly in respect to carryforward losses	(59.2)	(57.7)
Deferred tax asset	99.5	111.9
Intangible assets	(21.0)	(16.9)
Undistributed earnings of subsidiary	(9.9)	(9.9)
Other	(14.2)	(10.2)
Deferred tax liability	(45.1)	(37.0)
Deferred tax asset, net	$ 54.4	$ 74.9